Deposits from banks	12 Months Ended
Dec. 31, 2021
Deposits from banks [Abstract]
Deposits from banks
12

Deposits from banks
Deposits from banks includes non-subordinated deposits and repurchase agreements from banks.
Deposits from banks by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
Non-interest bearing 570 596 321 196 891 792
Interest bearing 51,893 49,336 32,307 27,971 84,201 77,306
52,463 49,931 32,629 28,166 85,092 78,098
Deposits from banks includes ING’s participation in the Targeted Longer-Term

Refinancing Operations of EUR
65.5

billion (2020: EUR
59.5

billion). ING participated in a new series of Targeted Longer-Term

Refinancing
Operations (TLTRO III) for EUR 6.0

billion in March 2021.

For the details of the applicable rates and impact on net interest income reference is made to note 20 ‘Net interest income’.